Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 43.9%
Aerospace & Defense - 1.0%
Boeing Co.
5.81%, 05/01/2050	$ 1,954,000	$ 1,888,983
5.93%, 05/01/2060	2,638,000	2,532,185
6.53%, 05/01/2034	1,924,000	2,095,895
6.86%, 05/01/2054	1,802,000	1,983,236
General Electric Co.
4.50%, 03/11/2044	3,512,000	3,112,286
5.88%, 01/14/2038	610,000	648,935
HEICO Corp.
5.35%, 08/01/2033	3,427,000	3,486,627
Honeywell Aerospace, Inc.
4.95%, 03/16/2036 (A)	1,326,000	1,315,661
TransDigm, Inc.
6.13%, 07/31/2034 (A)	724,000	712,085
		17,775,893
Automobile Components - 0.3%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	1,870,000	1,750,166
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.38%, 04/15/2034 (A)	635,000	616,358
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,374,000	2,255,545
		4,622,069
Automobiles - 0.4%
General Motors Financial Co., Inc.
6.15%, 07/15/2035	1,773,000	1,833,448
Hyundai Capital America
5.40%, 06/23/2032 (A)	4,430,000	4,508,954
		6,342,402
Banks - 6.3%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	2,600,000	2,621,976
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	3,745,000	3,396,393
Fixed until 02/06/2036, 5.05% (B), 02/06/2037	5,878,000	5,799,809
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	4,954,000	5,110,493
Barclays PLC
Fixed until 02/24/2036, 5.21% (B), 02/24/2037	5,420,000	5,245,399
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	2,450,000	2,406,137
BNP Paribas SA
Fixed until 11/17/2027 (C), 9.25% (A)(B)	4,494,000	4,686,024
CaixaBank SA
Fixed until 09/13/2033, 6.84% (B), 09/13/2034 (A)	1,663,000	1,811,158
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Deutsche Bank AG
Fixed until 12/10/2030, 4.47% (B), 12/10/2031	$ 2,974,000	$ 2,924,137
Fifth Third Bancorp
Fixed until 01/29/2036, 5.14% (B), 01/29/2037	4,207,000	4,098,135
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (B), 03/12/2031	4,005,000	3,971,261
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	4,074,000	3,616,817
Fixed until 01/21/2036, 5.07% (B), 01/21/2037	2,860,000	2,796,142
Fixed until 02/02/2036, 5.39% (B), 02/02/2041	4,128,000	3,988,270
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	2,578,000	2,970,253
JPMorgan Chase & Co.
Fixed until 01/22/2036, 4.90% (B), 01/22/2037	3,414,000	3,340,632
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	3,669,000	3,720,331
Fixed until 02/05/2036, 5.19% (B), 02/05/2037	3,847,000	3,780,316
Fixed until 10/23/2028, 6.09% (B), 10/23/2029	1,766,000	1,835,013
M&T Bank Corp.
Fixed until 10/30/2028, 7.41% (B), 10/30/2029	1,648,000	1,761,146
Morgan Stanley
Fixed until 03/12/2031, 4.71% (B), 03/12/2032	6,650,000	6,605,225
Fixed until 01/18/2036, 5.31% (B), 01/18/2041	3,667,000	3,539,838
Fixed until 04/19/2034, 5.83% (B), 04/19/2035	3,260,000	3,384,493
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (B), 03/01/2035	4,911,000	5,076,667
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (B), 01/25/2041	2,305,000	2,258,090
UBS Group AG
Fixed until 08/10/2031, 4.59% (B), 08/10/2032 (A)	2,240,000	2,201,648
Fixed until 05/09/2035, 5.58% (B), 05/09/2036 (A)	5,091,000	5,163,487
Fixed until 11/13/2028 (C), 9.25% (A)(B)	2,661,000	2,836,161
Uzbek Industrial & Construction Bank ATB
8.95%, 07/24/2029 (A)	3,908,000	4,125,725
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (B), 01/24/2031	3,375,000	3,440,412
Fixed until 04/23/2035, 5.61% (B), 04/23/2036	3,152,000	3,225,529
		111,737,117
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.4%
Constellation Brands, Inc.
4.95%, 11/01/2035	$ 2,237,000	$ 2,159,437
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/2029 (A)	5,086,000	4,942,328
		7,101,765
Biotechnology - 0.8%
Amgen, Inc.
2.80%, 08/15/2041	2,089,000	1,505,425
5.60%, 03/02/2043	1,831,000	1,804,701
CSL Finance PLC
4.63%, 04/27/2042 (A)	3,291,000	2,904,265
Gilead Sciences, Inc.
5.10%, 06/15/2035	2,658,000	2,685,402
Royalty Pharma PLC
2.20%, 09/02/2030	2,915,000	2,625,488
5.20%, 09/25/2035	2,010,000	1,983,733
		13,509,014
Building Products - 0.6%
Amrize Finance U.S. LLC
4.75%, 09/22/2046	1,028,000	891,454
5.40%, 04/07/2035	2,024,000	2,058,183
Builders FirstSource, Inc.
6.38%, 06/15/2032 (A)	1,654,000	1,651,596
Carlisle Cos., Inc.
5.25%, 09/15/2035	1,175,000	1,174,933
Owens Corning
4.30%, 07/15/2047	2,999,000	2,379,409
Vulcan Materials Co.
5.35%, 12/01/2034	2,491,000	2,530,693
		10,686,268
Capital Markets - 0.5%
Ares Capital Corp.
5.25%, 04/12/2031	4,622,000	4,468,039
Blackstone Secured Lending Fund
5.25%, 09/04/2029	1,300,000	1,273,704
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	2,448,000	2,439,358
		8,181,101
Chemicals - 0.8%
ASP Unifrax Holdings, Inc.
PIK Rate 1.25%, Cash Rate 5.85%, 09/30/2029 (A)(D)	736,659	44,200
CF Industries, Inc.
5.30%, 11/26/2035	1,869,000	1,861,454
OCP SA
6.75%, 05/02/2034 (A)	2,252,000	2,342,794
Olympus Water U.S. Holding Corp.
7.25%, 02/15/2033 (A)	5,163,000	4,926,024
Orbia Advance Corp. SAB de CV
6.80%, 05/13/2030 (A)	2,822,000	2,773,462
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Westlake Corp.
5.55%, 11/15/2035 (E)	$ 2,201,000	$ 2,193,806
		14,141,740
Commercial Services & Supplies - 1.5%
ADT Security Corp.
4.13%, 08/01/2029 (A)	3,829,000	3,658,031
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	2,361,000	2,384,030
Eaton Corp.
4.80%, 03/06/2036	1,906,000	1,881,780
Element Fleet Management Corp.
5.04%, 03/25/2030 (A)	4,917,000	4,962,253
Herc Holdings, Inc.
5.75%, 03/15/2031 (A)	2,855,000	2,811,795
7.00%, 06/15/2030 (A)	3,273,000	3,356,033
Quanta Services, Inc.
2.90%, 10/01/2030	2,182,000	2,023,914
5.25%, 08/09/2034	1,496,000	1,504,960
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	1,193,000	1,168,101
Veralto Corp.
5.45%, 09/18/2033	2,700,000	2,757,188
		26,508,085
Communications Equipment - 0.8%
NTT Finance Corp.
4.62%, 07/16/2028 (A)	2,211,000	2,219,405
Orange SA
4.75%, 01/13/2033 (A)	2,001,000	1,978,633
T-Mobile USA, Inc.
3.50%, 04/15/2031	1,919,000	1,814,949
3.88%, 04/15/2030	1,407,000	1,370,237
5.00%, 02/15/2036	2,220,000	2,186,513
Verizon Communications, Inc.
1.75%, 01/20/2031	893,000	782,908
2.10%, 03/22/2028	2,335,000	2,242,052
4.75%, 01/15/2033	2,100,000	2,074,040
		14,668,737
Construction & Engineering - 0.4%
Century Communities, Inc.
3.88%, 08/15/2029 (A)	1,522,000	1,428,326
6.63%, 09/15/2033 (A)	833,000	816,045
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,548,882	1,546,069
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	3,623,000	3,648,361
		7,438,801
Consumer Staples Distribution & Retail - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	3,705,000	3,207,218
InRetail Consumer
3.25%, 03/22/2028 (A)	1,843,000	1,771,706
		4,978,924
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.5%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	$ 2,958,000	$ 2,904,944
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030 (A)	1,819,000	1,819,000
Sonoco Products Co.
5.75%, 11/01/2040	927,000	923,634
WRKCo, Inc.
3.90%, 06/01/2028	2,336,000	2,307,597
		7,955,175
Diversified REITs - 0.9%
GLP Capital LP/GLP Financing II, Inc.
5.25%, 02/15/2033	2,436,000	2,387,859
5.63%, 03/01/2036	2,839,000	2,761,206
Safehold GL Holdings LLC
6.10%, 04/01/2034 (E)	2,749,000	2,888,638
SBA Tower Trust
6.60%, 11/15/2052 (A)	5,033,000	5,118,098
VICI Properties LP
4.95%, 02/15/2030	2,930,000	2,925,314
		16,081,115
Electric Utilities - 2.3%
Black Hills Corp.
3.15%, 01/15/2027	2,064,000	2,047,169
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	2,248,261	2,257,912
Constellation Energy Generation LLC
3.75%, 03/01/2031 (A)	3,777,000	3,603,766
5.88%, 01/15/2066	1,891,000	1,815,463
Duke Energy Corp.
4.95%, 09/15/2035	4,275,000	4,167,462
5.00%, 12/08/2027	1,395,000	1,409,840
Duke Energy Indiana LLC
4.95%, 03/15/2036	941,000	926,371
Edison International
4.80%, 03/15/2031	4,399,000	4,294,173
Emera U.S. Finance LLC
Fixed until 07/01/2031, 6.65% (B), 10/01/2056	5,517,000	5,517,347
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,588,000	1,580,591
NRG Energy, Inc.
3.63%, 02/15/2031 (A)	1,408,000	1,296,559
6.00%, 02/01/2033 (A)	186,000	186,047
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,222,000	1,095,163
Vistra Operations Co. LLC
5.25%, 10/15/2035 (A)	4,612,000	4,478,812
5.35%, 01/31/2036 (A)	3,375,000	3,301,403
6.88%, 04/15/2032 (A)	2,209,000	2,286,199
VoltaGrid LLC
7.38%, 11/01/2030 (A)	819,000	845,870
		41,110,147
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electrical Equipment - 0.0% *
WESCO Distribution, Inc.
5.25%, 04/15/2031 (A)	$ 418,000	$ 415,505
Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
5.88%, 04/10/2034	2,195,000	2,250,113
Keysight Technologies, Inc.
4.95%, 10/15/2034	1,418,000	1,403,165
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	1,916,000	1,832,335
Tyco Electronics Group SA
5.00%, 05/09/2035	3,574,000	3,562,126
		9,047,739
Financial Services - 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.75%, 01/15/2033	3,899,000	3,789,671
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (B), 05/15/2029	828,000	840,913
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	2,076,000	2,038,391
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (A)	3,427,000	3,511,438
Azorra Finance Ltd.
6.25%, 02/15/2034 (A)	4,261,000	3,954,595
Blackstone Reg Finance Co. LLC
4.95%, 02/15/2036	1,402,000	1,353,085
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (B), 09/11/2036	3,630,000	3,519,029
Fixed until 01/30/2036, 5.40% (B), 01/30/2037	1,975,000	1,935,238
Fixed until 07/26/2034, 5.88% (B), 07/26/2035	4,800,000	4,916,392
Fixed until 01/30/2035, 6.18% (B), 01/30/2036	982,000	998,846
Gabx Leasing LLC
5.30%, 04/15/2036 (A)	1,696,000	1,664,800
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	3,057,000	2,968,593
5.70%, 05/20/2027	1,761,000	1,777,262
Mexico Remittances Funding Fiduciary Estate Management SARL
12.50%, 10/15/2031 (A)	5,171,000	5,447,648
Rocket Cos., Inc.
6.38%, 08/01/2033 (A)	2,359,000	2,384,345
TPG Operating Group II LP
4.88%, 05/15/2031	2,354,000	2,308,749
UWM Holdings LLC
6.25%, 03/15/2031 (A)	3,834,000	3,491,568
6.63%, 02/01/2030 (A)	2,113,000	1,992,922
		48,893,485
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (A)	$ 3,639,000	$ 3,560,202
6.25%, 03/15/2033 (A)	467,000	470,131
BAT Capital Corp.
4.54%, 08/15/2047	3,232,000	2,624,166
5.63%, 08/15/2035 (E)	4,217,000	4,337,020
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	4,146,000	4,128,235
Cargill, Inc.
5.13%, 02/11/2035 (A)	2,814,000	2,851,463
Imperial Brands Finance PLC
5.63%, 07/01/2035 (A)	3,377,000	3,405,531
Industrial F&B Investments III, Inc.
7.75%, 02/11/2033 (A)	852,000	860,821
J.M. Smucker Co.
6.50%, 11/15/2043	1,735,000	1,808,334
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	4,713,000	4,715,168
Kroger Co.
5.00%, 09/15/2034	2,128,000	2,101,108
Philip Morris International, Inc.
4.25%, 11/10/2044	3,126,000	2,589,019
4.63%, 10/29/2035	1,714,000	1,648,817
Pilgrim's Pride Corp.
6.88%, 05/15/2034	2,210,000	2,385,834
Sysco Corp.
5.40%, 03/23/2035	1,976,000	1,961,632
		39,447,481
Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	892,000	875,654
Baxter International, Inc.
5.65%, 12/15/2035	2,194,000	2,142,713
GE HealthCare Technologies, Inc.
4.95%, 12/15/2035	1,127,000	1,104,782
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,702,000	1,646,450
5.25%, 10/01/2029 (A)	1,459,000	1,446,151
		7,215,750
Health Care Providers & Services - 1.8%
Centene Corp.
3.38%, 02/15/2030	2,424,000	2,189,691
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	2,372,000	2,235,568
Cigna Group
2.40%, 03/15/2030	1,795,000	1,658,193
5.25%, 01/15/2036	2,845,000	2,848,667
Elevance Health, Inc.
5.70%, 09/15/2055	2,013,000	1,914,142
HCA, Inc.
4.90%, 11/15/2035	3,508,000	3,391,569
6.00%, 04/01/2054	2,879,000	2,778,821
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	$ 1,330,000	$ 1,250,859
Humana, Inc.
Fixed until 06/15/2031, 6.63% (B), 09/15/2056	4,913,000	4,721,317
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	3,802,000	3,701,831
Tenet Healthcare Corp.
5.13%, 11/01/2027	1,190,000	1,188,835
5.50%, 11/15/2032 (A)	3,065,000	3,036,731
UnitedHealth Group, Inc.
5.15%, 07/15/2034	1,910,000	1,926,286
		32,842,510
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.
5.25%, 03/15/2036	2,357,000	2,301,790
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.
5.75%, 08/01/2032 (A)	1,393,000	1,392,547
6.13%, 02/15/2033 (A)	2,202,000	2,224,075
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	3,076,000	2,944,487
Hyatt Hotels Corp.
5.40%, 12/15/2035	2,105,000	2,061,783
Marriott International, Inc.
5.10%, 05/01/2038	2,702,000	2,568,765
MGM Resorts International
4.75%, 10/15/2028	2,066,000	2,027,359
6.13%, 09/15/2029	2,637,000	2,652,624
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038	3,676,000	3,497,034
Viking Cruises Ltd.
5.88%, 10/15/2033 (A)	1,947,000	1,922,296
		21,290,970
Household Durables - 0.1%
Newell Brands, Inc.
6.38%, 05/15/2030 (E)	1,424,000	1,366,918
Whirlpool Corp.
6.13%, 06/15/2030	1,092,000	1,066,203
		2,433,121
Insurance - 1.8%
American International Group, Inc.
5.45%, 05/07/2035	1,358,000	1,385,128
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/2032 (A)	1,215,000	1,260,499
AXA SA
8.60%, 12/15/2030	3,960,000	4,548,056
Brown & Brown, Inc.
5.25%, 06/23/2032	917,000	914,461
5.55%, 06/23/2035	3,536,000	3,531,303
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (F)	4,823,000	4,819,853
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	$ 6,468,000	$ 6,475,785
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	1,393,000	1,418,579
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,200,000	2,248,170
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	739,000	755,857
RGA Global Funding
5.05%, 12/06/2031 (A)	4,872,000	4,872,643
		32,230,334
Internet & Catalog Retail - 0.8%
Alphabet, Inc.
5.50%, 02/15/2046	2,709,000	2,687,237
AppLovin Corp.
5.50%, 12/01/2034	2,999,000	2,974,171
Expedia Group, Inc.
5.40%, 02/15/2035 (E)	2,695,000	2,673,618
Meta Platforms, Inc.
4.20%, 11/15/2030	3,602,000	3,567,049
Uber Technologies, Inc.
4.80%, 09/15/2034	1,595,000	1,561,519
		13,463,594
IT Services - 0.6%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	1,311,000	1,247,058
Dell International LLC/EMC Corp.
4.85%, 02/01/2035 (E)	2,955,000	2,859,112
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	3,332,000	3,225,332
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	1,582,000	1,524,299
5.13%, 04/15/2029 (A)	695,000	664,738
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/2029 (A)	2,036,000	1,970,530
		11,491,069
Machinery - 0.4%
Eaton Capital ULC
4.45%, 05/09/2030	1,640,000	1,638,604
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	3,648,000	3,454,697
Ingersoll Rand, Inc.
5.45%, 06/15/2034	2,634,000	2,689,509
		7,782,810
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	2,905,000	2,230,400
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)	1,505,000	1,511,351
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Comcast Corp.
4.15%, 10/15/2028	$ 2,868,000	$ 2,856,220
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,712,000	1,607,968
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,620,000	2,323,543
5.50%, 05/15/2029 (A)	4,006,000	3,842,074
		14,371,556
Metals & Mining - 0.1%
Glencore Funding LLC
2.63%, 09/23/2031 (A)	2,764,000	2,463,169
Mortgage Real Estate Investment Trusts - 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	6,079,000	6,005,606
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	1,548,000	1,544,998
6.50%, 07/01/2030 (A)	2,799,000	2,858,532
		10,409,136
Office REITs - 0.1%
Boston Properties LP
5.75%, 01/15/2035 (E)	2,110,000	2,098,416
Oil, Gas & Consumable Fuels - 5.0%
Cheniere Energy Partners LP
4.00%, 03/01/2031	3,762,000	3,611,236
4.50%, 10/01/2029	2,177,000	2,167,478
5.95%, 06/30/2033	1,385,000	1,451,911
Crescent Energy Finance LLC
7.75%, 07/31/2029 (A)	1,819,000	1,832,642
Diamondback Energy, Inc.
5.15%, 01/30/2030	3,341,000	3,409,017
Ecopetrol SA
8.38%, 01/19/2036	3,443,000	3,490,760
Enbridge, Inc.
4.90%, 06/20/2030	1,050,000	1,060,991
5.45%, 03/27/2036	1,062,000	1,071,151
5.63%, 04/05/2034	3,844,000	3,965,045
Energy Transfer LP
6.00%, 06/15/2048	3,677,000	3,529,555
Equinor ASA
4.75%, 11/14/2035	5,193,000	5,113,118
Expand Energy Corp.
5.38%, 03/15/2030	1,454,000	1,466,084
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	3,539,000	3,656,820
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	2,009,000	2,013,466
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (A)	1,481,000	1,499,664
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	2,072,000	2,116,600
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.
6.00%, 04/15/2034 (A)	$ 645,000	$ 640,922
Murphy Oil Corp.
6.00%, 10/01/2032 (E)	2,337,000	2,321,157
NuStar Logistics LP
5.63%, 04/28/2027	1,996,000	1,999,671
ONEOK, Inc.
6.10%, 11/15/2032	3,671,000	3,867,318
Ovintiv, Inc.
6.50%, 08/15/2034	2,993,000	3,189,764
Petroleos Mexicanos
6.50%, 01/23/2029	1,760,000	1,764,224
6.84%, 01/23/2030	3,043,000	3,049,719
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (A)	3,347,000	3,407,006
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	1,930,419	2,012,786
Saudi Arabian Oil Co.
5.00%, 02/02/2036 (A)	3,932,000	3,776,300
Sunoco LP
5.63%, 03/15/2031 (A)	548,000	545,486
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,430,000	1,355,218
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	3,963,000	3,922,876
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036 (A)	2,560,000	2,537,402
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	3,521,000	3,807,238
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (A)	1,366,000	1,404,830
6.75%, 01/15/2036 (A)	1,656,000	1,753,956
7.50%, 05/01/2033 (A)	2,012,000	2,211,598
Western Midstream Operating LP
6.15%, 04/01/2033	2,688,000	2,805,411
YPF SA
9.50%, 01/17/2031 (A)	1,338,000	1,407,977
		89,236,397
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
4.95%, 06/30/2032 (A)	1,790,000	1,807,910
Passenger Airlines - 0.4%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,150,567	1,071,393
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	3,027,750	3,023,377
Southwest Airlines Co.
4.38%, 11/15/2028	3,762,000	3,713,242
		7,808,012
Pharmaceuticals - 1.5%
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A)	4,435,000	2,860,575
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bayer U.S. Finance II LLC
4.20%, 07/15/2034 (A)	$ 2,009,000	$ 1,846,725
5.50%, 07/30/2035 (A)	1,029,000	1,017,048
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,397,000	1,353,539
Cencora, Inc.
4.90%, 02/13/2036	1,712,000	1,677,322
CVS Health Corp.
5.45%, 09/15/2035	3,409,000	3,422,256
6.00%, 06/01/2044	2,023,000	1,991,683
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	3,902,000	4,021,354
Merck & Co., Inc.
5.00%, 05/17/2053	1,244,000	1,121,100
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (A)	2,003,000	1,784,322
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	1,902,000	1,794,719
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	3,004,000	3,004,224
		25,894,867
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	3,655,000	3,686,981
Retail REITs - 0.2%
Store Capital LLC
4.95%, 02/11/2031 (A)	2,852,000	2,827,153
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Inc.
3.14%, 11/15/2035 (A)	4,511,000	3,832,482
4.95%, 01/15/2036	1,961,000	1,934,037
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	2,427,000	2,457,332
5.90%, 01/25/2033 (A)	2,610,000	2,683,372
Intel Corp.
4.80%, 10/01/2041	2,618,000	2,288,507
Kioxia Holdings Corp.
6.63%, 07/24/2033 (A)	4,250,000	4,368,255
Microchip Technology, Inc.
5.05%, 03/15/2029	2,581,000	2,618,475
Micron Technology, Inc.
5.30%, 01/15/2031	3,982,000	4,168,021
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.25%, 08/19/2035	3,978,000	3,965,948
		28,316,429
Software - 1.5%
Fair Isaac Corp.
6.25%, 09/15/2034 (A)	2,073,000	2,038,863
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	2,815,000	2,792,906
Fiserv, Inc.
5.45%, 03/02/2028	2,771,000	2,810,359
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Intuit, Inc.
5.50%, 09/15/2053	$ 1,264,000	$ 1,162,608
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (A)(G)	842,000	872,391
Oracle Corp.
5.70%, 02/04/2036	2,988,000	2,872,927
5.88%, 09/26/2045	2,246,000	1,937,716
5.95%, 09/26/2055	2,252,000	1,894,542
6.90%, 11/09/2052	1,732,000	1,635,231
Roper Technologies, Inc.
4.90%, 10/15/2034	2,986,000	2,883,120
Salesforce, Inc.
5.55%, 03/15/2036	1,855,000	1,849,230
Synopsys, Inc.
5.15%, 04/01/2035	1,896,000	1,899,625
5.70%, 04/01/2055	1,358,000	1,298,360
		25,947,878
Specialized REITs - 0.2%
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	3,840,000	3,818,302
Transportation Infrastructure - 1.2%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (A)	3,476,000	3,451,783
Canadian Pacific Railway Co.
2.45%, 12/02/2031	6,012,000	5,341,671
FedEx Freight Holding Co., Inc.
5.25%, 03/15/2036 (A)	1,624,000	1,571,202
GXO Logistics, Inc.
2.65%, 07/15/2031	4,409,000	3,924,482
6.50%, 05/06/2034 (E)	2,033,000	2,133,358
MV24 Capital BV
6.75%, 06/01/2034 (A)	1,892,620	1,886,981
United Parcel Service, Inc.
5.25%, 05/14/2035 (E)	2,114,000	2,160,410
		20,469,887
Total Corporate Debt Securities (Cost $778,135,783)		780,850,604
U.S. GOVERNMENT OBLIGATIONS - 20.1%
U.S. Treasury - 19.4%
U.S. Treasury Bonds
1.63%, 11/15/2050 (H)	11,197,000	5,842,122
1.25%, 05/15/2050	34,850,200	16,538,870
1.38%, 11/15/2040	8,276,000	5,330,908
1.88%, 11/15/2051	8,933,000	4,907,218
2.00%, 02/15/2050 (H)	7,453,000	4,339,043
2.25%, 05/15/2041	5,208,000	3,794,720
2.25%, 08/15/2046 (H)	5,162,000	3,364,777
2.38%, 02/15/2042	15,766,300	11,489,075
2.50%, 02/15/2045	2,754,000	1,931,350
2.75%, 08/15/2042 (H)	19,045,000	14,563,473
2.88%, 08/15/2045 (H)	7,972,000	5,918,899
2.88%, 05/15/2049	9,973,000	7,090,180
3.00%, 08/15/2048	9,816,000	7,204,024
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
3.63%, 05/15/2053	$ 4,056,000	$ 3,252,247
3.88%, 02/15/2043 - 05/15/2043	32,222,000	28,565,093
4.00%, 11/15/2052	5,449,000	4,681,670
4.13%, 08/15/2044	2,268,000	2,057,678
4.25%, 05/15/2039 (H)	2,988,000	2,900,111
4.25%, 08/15/2054	5,579,000	4,996,692
4.50%, 02/15/2044 - 11/15/2054	25,737,000	24,404,550
4.63%, 05/15/2044 - 11/15/2055	58,001,000	55,792,060
4.63%, 02/15/2046 (E)	4,269,000	4,115,583
4.75%, 11/15/2043 - 02/15/2056	21,323,700	20,897,709
U.S. Treasury Notes
1.13%, 02/29/2028	6,244,000	5,935,946
2.75%, 08/15/2032	3,537,000	3,271,311
3.38%, 05/15/2033	6,406,000	6,102,466
3.50%, 02/28/2031 (E)	14,868,000	14,579,933
3.75%, 01/31/2031	8,564,000	8,491,072
3.88%, 08/15/2033 - 08/15/2034	22,957,000	22,455,466
4.00%, 07/31/2032 - 11/15/2035	21,413,000	21,034,742
4.13%, 03/31/2031 - 02/15/2036	17,614,000	17,476,593
4.25%, 05/15/2035	1,897,600	1,892,560
		345,218,141
U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	9,416,574	7,215,447
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	4,655,265	4,430,894
		11,646,341
Total U.S. Government Obligations (Cost $375,387,487)		356,864,482
MORTGAGE-BACKED SECURITIES - 12.2%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1, 3.90%, 08/10/2035 (A)	5,900,000	5,634,499
20 Times Square Trust
Series 2018-20TS, Class B, 3.10% (B), 05/15/2035 (A)	5,148,000	4,851,990
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	5,017,473	5,044,546
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ANM, 3.11%, 11/05/2032 (A)	1,971,077	1,911,543
Banc of America Funding Trust
Series 2005-D, Class A1, 5.24% (B), 05/25/2035	513,805	494,188
BBCMS Mortgage Trust
Series 2018-TALL, Class D, 1-Month Term SOFR + 1.65%, 5.32% (B), 03/15/2037 (A)	5,000,000	4,425,377
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	2,310,767	2,324,495
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust (continued)
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	$ 1,746,360	$ 1,753,944
Series 2025-NQM3, Class A1, 5.57% (B), 03/25/2065 (A)	3,773,546	3,789,542
BX Trust
Series 2025-ARIA, Class A, 5.03% (B), 12/13/2042 (A)	7,608,000	7,648,058
CHI Commercial Mortgage Trust
Series 2025-110W, Class A, 5.10% (B), 12/13/2040 (A)	5,860,000	5,820,427
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	2,145,892	2,157,874
Series 2024-3, Class A1, 6.39% (B), 06/25/2069 (A)	7,217,273	7,284,837
Series 2024-4, Class A1, 5.95% (B), 07/25/2069 (A)	1,259,258	1,267,304
Cross Mortgage Trust
Series 2025-H10, Class A1, 4.97% (B), 01/25/2071 (A)	6,403,857	6,364,468
Series 2025-H8, Class A1, 5.00% (B), 11/25/2070 (A)	4,405,822	4,383,631
CSMC Trust
Series 2020-RPL4, Class A1, 2.00% (B), 01/25/2060 (A)	8,267,530	7,453,322
DOLP Trust
Series 2021-NYC, Class A, 2.96%, 05/10/2041 (A)	5,300,000	4,754,057
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.30% (B), 11/13/2042 (A)	2,600,000	2,569,058
GCAT Trust
Series 2023-NQM1, Class A1, 6.01% (B), 01/25/2059 (A)	3,500,238	3,514,430
Series 2025-NQM6, Class A1, 4.94% (B), 10/25/2070 (A)	4,904,009	4,872,009
Series 2026-NQM1, Class A1, 4.79% (B), 12/25/2070 (A)	5,183,759	5,130,251
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A, 1-Month Term SOFR + 0.51%, 4.19% (B), 09/19/2046	87,580	80,431
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (B), 01/13/2040 (A)	6,837,000	6,996,081
LBTY Commercial Mortgage Trust
Series 2026-225L, Class A, 4.59% (B), 02/10/2043 (A)	3,926,000	3,874,823
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	3,511,000	3,383,124
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	904,620	866,233
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	3,022,843	2,767,528
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust
Series 2019-1, Class A1, 3.25% (B), 10/25/2069 (A)	$ 517,836	$ 507,675
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM2, Class A1, 4.73% (B), 01/26/2071 (A)	4,587,735	4,543,589
New Residential Mortgage Loan Trust
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	3,261,844	3,174,019
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	3,754,520	3,677,294
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	2,253,932	2,108,814
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	2,043,020	1,928,427
Series 2019-6A, Class A1B, 3.50% (B), 09/25/2059 (A)	1,645,174	1,549,292
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	2,589,257	2,519,390
Series 2020-1A, Class A1B, 3.50% (B), 10/25/2059 (A)	5,643,574	5,284,661
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	1,768,353	1,764,641
Series 2024-NQM14, Class A1, 4.94% (B), 09/25/2064 (A)	2,108,911	2,104,096
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	2,655,100	2,669,059
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	994,329	999,554
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	2,631,979	2,656,462
Series 2024-NQM8, Class A1, 6.23% (B), 05/25/2064 (A)	1,715,785	1,730,124
Series 2025-NQM18, Class A1, 5.06% (B), 09/25/2065 (A)	5,971,552	5,952,308
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	1,656,450	1,664,148
Series 2025-NQM23, Class A1, 4.87% (B), 10/25/2065 (A)	5,642,993	5,605,264
Series 2026-NQM3, Class A1, 4.65% (B), 01/25/2066 (A)	4,547,339	4,502,683
Reperforming Loan Trust REMICS
Series 2006-R1, Class AF1, 1-Month Term SOFR + 0.45%, 4.13% (B), 01/25/2036 (A)	502,913	476,924
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	3,277,427	3,236,891
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	55,106	54,657
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	5,438,684	5,145,410
Series 2019-1, Class A1, 3.75% (B), 03/25/2058 (A)	3,056,890	2,963,301
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	5,059,007	4,862,474
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	5,080,489	4,630,324
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2022-1, Class A1, 3.75% (B), 07/25/2062 (A)	$ 3,914,478	$ 3,709,437
Series 2022-4, Class A1, 3.75%, 09/25/2062 (A)	4,616,271	4,393,121
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	6,748,433	6,448,625
VEGAS Trust
5.52%, 11/10/2039 (A)	8,665,000	8,682,943
Verus Securitization Trust
Series 2024-7, Class A1, 5.10% (B), 09/25/2069 (A)	6,066,768	6,057,561
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR13, Class A1A1, 1-Month Term SOFR + 0.69%, 4.37% (B), 10/25/2045	430,841	419,400
Total Mortgage-Backed Securities (Cost $216,858,428)		217,440,638
ASSET-BACKED SECURITIES - 12.1%
1988 CLO 7 Ltd.
Series 2026-7A, Class B, 3-Month Term SOFR + 1.45%, 0.00% (B), 04/15/2039 (A)(G)	3,475,000	3,471,414
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	888,593	893,245
Accelerated LLC
Series 2024-1A, Class A, 4.68%, 08/22/2044 (A)	2,763,906	2,748,213
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class CR, 3-Month Term SOFR + 1.75%, 5.42% (B), 03/20/2038 (A)	1,850,000	1,842,034
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	1,937,987	1,778,691
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	2,755,000	2,805,328
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	5,270,000	5,385,772
Battalion CLO X Ltd.
Series 2016-10A, Class A2R3, 3-Month Term SOFR + 1.75%, 5.42% (B), 01/24/2035 (A)	3,200,000	3,201,024
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	1,797,427	1,820,526
Capital Automotive REIT
Series 2024-3A, Class A1, 4.40%, 10/15/2054 (A)	5,969,000	5,753,307
CARS-DB5 LP
Series 2021-1A, Class A1, 1.44%, 08/15/2051 (A)	3,221,899	3,180,698
Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	1,377,542	1,361,143
	Principal	Value
ASSET-BACKED SECURITIES (continued)
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	$ 7,480,000	$ 7,511,793
CIFC Funding Ltd.
Series 2017-4A, Class A1R, 3-Month Term SOFR + 1.21%, 4.88% (B), 10/24/2030 (A)	60,892	60,902
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1, 7.25% (B), 10/25/2037 (A)	1,231,614	1,190,335
DataBank Issuer
Series 2026-1A, Class A2, 5.81%, 02/25/2056 (A)	8,775,000	8,720,082
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.06% (B), 10/15/2037 (A)	5,000,000	5,003,135
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	3,545,000	3,465,515
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 05/17/2032	4,100,000	4,118,609
Dryden 80 CLO Ltd.
Series 2019-80A, Class ARR, 3-Month Term SOFR + 0.95%, 4.62% (B), 01/17/2033 (A)	5,189,207	5,186,249
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	2,000,000	2,014,994
Hertz Vehicle Financing III LLC
Series 2025-6A, Class A, 4.89%, 05/25/2032 (A)	5,910,000	5,905,737
Hertz Vehicle Financing III LP
Series 2021-2A, Class B, 2.12%, 12/27/2027 (A)	6,290,000	6,199,211
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	1,281,242	1,298,652
Series 2024-1B, Class B, 5.99%, 09/15/2039 (A)	379,086	385,047
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	382,241	389,564
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	1,834,812	1,861,095
Series 2025-2A, Class A, 4.54%, 05/25/2044 (A)	3,054,213	3,044,472
Series 2025-2A, Class B, 4.73%, 05/25/2044 (A)	2,488,859	2,468,365
Home Equity Asset Trust
Series 2004-4, Class M1, 1-Month Term SOFR + 0.89%, 4.57% (B), 10/25/2034	375,656	375,317
ICG U.S. CLO Ltd.
Series 2014-1A, Class A2A3, 3-Month Term SOFR + 1.50%, 5.17% (B), 10/20/2034 (A)	9,325,000	9,315,675
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 4.94% (B), 04/17/2034 (A)	4,500,000	4,496,310
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Lightpath Fiber Issuer LLC
Series 2026-1A, Class A2, 5.60%, 03/25/2056 (A)	$ 4,900,000	$ 4,886,417
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2, 5.40%, 08/20/2055 (A)	6,850,000	6,908,779
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	566,383	560,750
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (A)	414,967	401,108
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	1,954,973	1,889,901
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	740,525	747,674
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	794,346	801,948
Series 2024-1A, Class C, 6.20%, 02/20/2043 (A)	1,417,618	1,440,597
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	1,121,718	1,115,792
Series 2024-2A, Class C, 4.92%, 03/20/2042 (A)	3,489,788	3,451,670
Series 2025-2A, Class A, 4.48%, 10/20/2044 (A)	5,071,161	5,034,174
Octagon Investment Partners 40 Ltd.
Series 2019-1A, Class CRR, 3-Month Term SOFR + 1.75%, 5.42% (B), 01/20/2035 (A)	5,000,000	4,966,340
OZLM XIX Ltd.
Series 2017-19A, Class B1R3, 3-Month Term SOFR + 1.60%, 5.26% (B), 01/15/2035 (A)	2,000,000	1,984,318
OZLM XV Ltd.
Series 2016-15A, Class BR3, 3-Month Term SOFR + 1.85%, 5.52% (B), 04/20/2033 (A)	9,000,000	8,956,962
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR, 3-Month Term SOFR + 1.42%, 5.09% (B), 07/20/2032 (A)	1,033,624	1,033,767
Palmer Square CLO Ltd.
Series 2019-1A, Class CR2, 3-Month Term SOFR + 1.80%, 5.45% (B), 08/14/2038 (A)	1,750,000	1,743,005
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (A)	6,625,000	6,551,245
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (A)	2,000,000	1,944,551
Santander Drive Auto Receivables Trust
Series 2025-3, Class C, 4.68%, 09/15/2031	4,010,000	4,015,717
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	4,350,000	4,422,164
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	$ 2,394,502	$ 2,414,745
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	1,118,724	1,140,201
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	2,306,321	2,367,253
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	801,109	806,728
Series 2024-1A, Class B, 5.35%, 01/20/2043 (A)	655,966	660,339
Series 2024-1A, Class C, 5.94%, 01/20/2043 (A)	1,074,456	1,084,968
Series 2024-1A, Class D, 8.02%, 01/20/2043 (A)	381,955	390,057
Series 2024-2A, Class C, 5.83%, 06/20/2041 (A)	1,520,264	1,532,507
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	2,109,547	2,111,627
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	2,626,171	2,618,782
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	1,631,631	1,631,057
Series 2025-2A, Class B, 4.93%, 04/20/2044 (A)	766,867	766,063
Series 2025-2A, Class C, 5.32%, 04/20/2044 (A)	783,183	781,080
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 4.89% (B), 04/16/2031 (A)	776,521	776,522
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 4.57% (B), 01/15/2034 (A)	2,578,052	2,577,057
TCI-Symphony CLO Ltd.
Series 2016-1A, Class AR2, 3-Month Term SOFR + 1.28%, 4.93% (B), 10/13/2032 (A)	956,391	956,900
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (A)	9,170,000	8,971,455
Venture 43 CLO Ltd.
Series 2021-43A, Class A1RR, 3-Month Term SOFR + 1.00%, 4.67% (B), 04/15/2034 (A)	4,500,000	4,489,241
Wellfleet CLO Ltd.
Series 2019-1A, Class BRR, 3-Month Term SOFR + 1.70%, 5.37% (B), 07/20/2032 (A)	3,000,000	3,000,180
Westlake Automobile Receivables Trust
Series 2025-3A, Class C, 4.68%, 07/15/2031 (A)	6,713,000	6,709,549
Total Asset-Backed Securities (Cost $214,510,752)		215,895,644
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.6%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/2052	798,042	702,441
3.50%, 08/01/2049	499,955	463,171
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
5.50%, 04/01/2053 - 07/01/2053	$ 18,516,106	$ 18,668,778
1-Year RFUCC Treasury + 1.35%,
6.09% (B), 09/01/2035	9,685	9,924
1-Year RFUCC Treasury + 1.87%,
6.62% (B), 09/01/2035	49,269	50,535
Federal National Mortgage Association
3.00%, 08/01/2049 - 05/01/2052	1,524,512	1,341,491
4.00%, 10/01/2047 - 02/01/2048	1,181,553	1,131,677
4.50%, 08/01/2052	7,518,058	7,287,703
5.00%, 08/01/2026 - 02/01/2054	33,062,550	32,808,017
5.50%, 03/01/2053	7,985,461	8,064,584
6.00%, 06/01/2054	8,115,034	8,278,652
12-MTA + 1.20%,
5.11% (B), 06/01/2043	13,798	13,914
1-Year RFUCC Treasury + 1.34%,
5.71% (B), 12/01/2034	550	558
6-Month RFUCC Treasury + 1.61%,
5.73% (B), 08/01/2036	4,075	4,158
1-Year CMT + 1.81%,
5.82% (B), 08/01/2035	3,690	3,759
1-Year CMT + 2.22%,
5.92% (B), 01/01/2028	455	457
6-Month RFUCC Treasury + 1.75%,
6.25% (B), 05/01/2035	34,679	35,468
1-Year CMT + 2.18%,
6.30% (B), 10/01/2035	916	941
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/2056 (G)	43,195,000	34,782,099
2.50%, 04/01/2056 (G)	22,821,000	19,183,903
5.50%, 04/01/2056 (G)	19,962,000	20,053,943
Total U.S. Government Agency Obligations (Cost $153,083,910)		152,886,173
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Colombia - 0.2%
Colombia Government International Bonds
7.75%, 11/07/2036	3,248,000	3,319,294
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	3,772,000	3,870,052
Dominican Republic - 0.2%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	1,489,000	1,370,475
6.60%, 06/01/2036 (A)	2,971,000	2,967,732
		4,338,207
Israel - 0.2%
Israel Government International Bonds
5.00%, 01/13/2036	2,731,000	2,632,893
Peru - 0.1%
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (A)	1,837,000	1,866,851
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Uzbekistan - 0.1%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	$ 2,745,000	$ 2,477,821
Total Foreign Government Obligations (Cost $18,045,939)		18,505,118
COMMERCIAL PAPER - 4.9%
Financial Services - 4.9%
Anglesea Funding LLC
3.79% (I), 05/05/2026 (A)	4,250,000	4,234,195
Glencove Funding LLC
3.82% (I), 06/01/2026 (A)	14,755,000	14,657,319
Liberty Street Funding LLC
3.92% (I), 07/07/2026 (A)	3,200,000	3,165,887
Manhattan Asset Funding Co. LLC
3.82% (I), 05/15/2026 (A)	14,600,000	14,530,012
3.89% (I), 06/15/2026 (A)	550,000	545,499
MUFG Securities Canada Ltd.
3.88% (I), 04/22/2026 (A)	20,000,000	19,953,444
Versailles Commercial Paper LLC
3.85% (I), 04/06/2026	18,000,000	17,988,809
Verto Capital I-A LLC
3.85% (I), 06/04/2026 (A)	10,300,000	10,226,014
Victory Receivables Corp.
3.89% (I), 06/11/2026 (A)	1,800,000	1,786,090
Total Commercial Paper (Cost $87,107,113)		87,087,269
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.4%
U.S. Treasury Bills 4.15% (I), 05/14/2026	7,000,000	6,969,562
Total Short-Term U.S. Government Obligation (Cost $6,969,787)		6,969,562

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (I)	20,771,403	20,771,403
Total Other Investment Company (Cost $20,771,403)		20,771,403
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp.,
1.35% (I), dated 03/31/2026, to be
repurchased at $15,734,009 on 04/01/2026.
Collateralized by a U.S. Government
Obligation, 3.75%, due 06/30/2027, and
with a value of $16,048,158.
$ 15,733,419	$ 15,733,419
Total Repurchase Agreement (Cost $15,733,419)	15,733,419
Total Investments (Cost $1,886,604,021)	1,873,004,312
Net Other Assets (Liabilities) - (5.2)%	(92,615,935)
Net Assets - 100.0%	$ 1,780,388,377
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$780,850,604	$—	$780,850,604
U.S. Government Obligations	—	356,864,482	—	356,864,482
Mortgage-Backed Securities	—	217,440,638	—	217,440,638
Asset-Backed Securities	—	215,895,644	—	215,895,644
U.S. Government Agency Obligations	—	152,886,173	—	152,886,173
Foreign Government Obligations	—	18,505,118	—	18,505,118
Commercial Paper	—	87,087,269	—	87,087,269
Short-Term U.S. Government Obligation	—	6,969,562	—	6,969,562
Other Investment Company	20,771,403	—	—	20,771,403
Repurchase Agreement	—	15,733,419	—	15,733,419
Total Investments	$20,771,403	$1,852,232,909	$—	$1,873,004,312
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the total value of 144A securities is $798,090,096, representing 44.8% of the
Portfolio's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $29,976,203, collateralized by cash collateral of $20,771,403 and non-cash collateral, such as U.S. government securities of $9,825,709. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2026, the total value of the Regulation S securities is $4,819,853, representing
0.3% of the Portfolio's net assets.

(G)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)	Security is subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended March 31, 2026 was $0 at a weighted average interest rate of 0%.
(I)	Rate disclosed reflects the yield at March 31, 2026.
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(J)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CMT	Constant Maturity Treasury
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Transamerica Series Trust

Transamerica Aegon Bond VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon Bond VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Series Trust

Transamerica Aegon Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust